Share-based Payments - Reconciliation of Outstanding Share Options, Earnout Shares, Share Awards to be Issued and RSUs (Details) - shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ending Balance	51,323
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning Balance	213,661	313,500
Granted		73,250
Exercised/settled during the period	(99,793)
Cancelled and forfeited prior to the Business Combination	(713)	(10,000)
Adjustment at the Business Combination		(161,890)
Cancelled and forfeited after the Business Combination		(1,199)
Ending Balance	113,155	213,661
Management Earnout Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning Balance	425,916
Granted at the Business Combination		425,916
Ending Balance	425,916	425,916
Sponsor Earnout Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning Balance	37,735
Granted at the Business Combination		37,735
Ending Balance	37,735	37,735
SAP Compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning Balance	34,186
Granted at the Business Combination		34,186
Ending Balance	34,186	34,186
MSA compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning Balance	3,606
Granted after the Business Combination		3,606
Exercised/settled during the period	(3,606)
Ending Balance		3,606